Form N-1A Cover	Jan. 22, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Document Creation Date	Jan. 22, 2026
Registrant Name	Cantor Select Portfolios Trust
Document Effective Date	Feb. 01, 2026
Entity Central Index Key	0001903606
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Feb. 01, 2026